Operating Segment Information	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Operating Segment Information
Operating Segment Information
We operate our business structure within two operating segments, which are defined based on the reporting and review process used by the chief operating decision maker, our Chief Executive Officer.  Management reviews the operating segments based on net sales and gross profit. Certain significant selling and general and administrative expenses are not allocated to the segments. In addition, certain significant asset balances are not readily identifiable with individual segments and therefore cannot be allocated. Each segment is described below:

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Shooting Sports, which generated 62% of our external sales in fiscal year 2016. The Shooting Sports product lines include centerfire ammunition, rimfire ammunition, shotshell ammunition, reloading components, centerfire rifles, rimfire rifles, shotguns and range systems.

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Outdoor Products, which generated 38% of our external sales in fiscal year 2016. The Outdoor Products product lines are archery/hunting accessories, global eyewear and sport protection products, golf, hydration products, optics, shooting accessories, tactical products and water sports. Archery/hunting accessories include high-performance hunting arrows, game calls, hunting blinds, game cameras and waterfowl decoys. Eyewear products include safety and protective eyewear, as well as fashion and sports eyewear. Golf products include laser rangefinders. Hydration products include hydration packs and water bottles. Optics products include binoculars, riflescopes and telescopes. Shooting accessories products include reloading equipment, clay targets, and premium gun care products. Tactical products include holsters, duty gear, bags and packs. Water sports products include stand up paddle boards.

No single customer accounted for more than 10% of our sales in fiscal year 2015. One customer accounted for approximately 10% and 12% of total fiscal years 2016 and 2014 sales, respectively. No other single customer contributed more than 10% of our sales in fiscal years 2016 and 2014.
Our sales to foreign customers were $347,520 in fiscal year 2016, $250,000 in fiscal year 2015, and $243,166 in fiscal 2014. During fiscal year 2016, approximately 41% of these sales were in Shooting Sports and 59% were in Outdoor Products. Sales to no individual country outside the United States accounted for more than 4% of our sales in fiscal years 2016 and 2015.
The following summarizes our results by segment:

	Year ended March 31, 2016
	Shooting Sports	Outdoor Products	Corporate	Total
External sales	$1,408,973	$861,761	$—	$2,270,734
Capital expenditures	24,397	10,904	9,515	44,816
Depreciation	27,772	11,181	—	38,953
Amortization of intangible assets	6,900	26,761	—	33,661
Gross profit	$376,957	$242,817	$(329)	$619,445

	Year ended March 31, 2015
	Shooting Sports	Outdoor Products	Corporate	Total
External sales	$1,353,092	$730,322	$—	$2,083,414
Capital expenditures	29,664	7,214	1,327	38,205
Depreciation	22,965	12,435	5	35,405
Amortization of intangible assets	6,900	24,246	—	31,146
Gross profit	$331,145	$200,043	$(2,267)	$528,921

	Year ended March 31, 2014
	Shooting Sports	Outdoor Products	Corporate	Total
External sales	$1,422,442	$451,477	$—	$1,873,919
Capital expenditures	31,634	8,600	—	40,234
Depreciation	16,497	8,394	—	24,891
Amortization of intangible assets	5,319	14,692	—	20,011
Gross profit	$382,971	$83,787	$545	$467,303

The sales above exclude intercompany sales between Outdoor Products and Shooting Sports of $3,181, $2,010, and $1,754 for the years ended March 31, 2016, 2015, and 2014, respectively.